BORROWINGS AND FINANCING (Details Narrative)	1 Months Ended	3 Months Ended
	Jul. 31, 2021	Dec. 31, 2021
Description of borrowings repayments explanatory	In July 2021, the subsidiary CSN Mineração approved its first issue of simple debentures, not convertible into shares, of the chirography type, in two (2) series, in the total amount of R$1.0 billion, with market interest and updated by IPCA. The maturity of the Debentures will be 10 years (2031) for the first series and 15 years (2036) for the second series with semi-annual interest payments. For this operation, the Company contracted an interest rate swap.
Description of borrowings repayments explanatory		In the fourth quarter of 2021, the Company carried out its 11th issue of debentures in the amount of R$1.5 billion with maturities in 2027 and 2028. Additionally, it contracted a borrowing (NCE) with Banco do Brasil in the amount of R$1.8 billion with maturities in 2025 and 2026, using the funds raised to pay off borrowing (NCE) in the amount of R$1.8 billion with maturities in 2023 and 2024.